Regulatory Matters (Q3) (Details) $ in Thousands	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015
Actual [Abstract]
Tier 1 (Leverage), Amount	$ 47,779	$ 48,541	$ 49,433
Tier 1 (Leverage), Ratio	0.0984	0.1156	0.1203
Common Equity Tier 1, Amount	$ 47,779	$ 48,541	$ 49,433
Common Equity Tier 1, Ratio	0.1694	0.1714	0.1932
Tier 1, Amount	$ 47,779	$ 48,541	$ 49,433
Tier 1, Ratio	0.1694	0.1714	0.1932
Total Capital, Amount	$ 51,053	$ 51,790	$ 52,417
Total Capital, Ratio	0.1810	0.1829	0.2048
Minimum Capital Requirements [Abstract]
Tier 1 (Leverage), Amount	$ 19,429	$ 16,798	$ 16,439
Tier 1 (leverage), Ratio	0.0400	0.0400	0.0400
Common Equity Tier 1, Amount	$ 12,693	$ 12,743	$ 18,494
Common Equity Tier 1, Ratio	0.0450	0.0450	0.0450
Tier 1, Amount	$ 16,924	$ 16,990	$ 24,659
Tier 1, Ratio	0.0600	0.0600	0.0600
Total Capital, Amount	$ 22,565	$ 22,654	$ 32,879
Total Capital, Ratio	0.0800	0.0800	0.0800
Minimum Required To Be Well Capitalized Under Prompt Corrective Action Provisions [Abstract]
Tier 1 (Leverage), Amount	$ 24,286	$ 20,997	$ 20,549
Tier 1 (Leverage), Ratio	0.0500	0.0500	0.0500
Common Equity Tier 1, Amount	$ 18,334	$ 18,406	$ 16,634
Common Equity Tier 1, Ratio	0.0650	0.0650	0.0650
Tier 1, Amount	$ 22,565	$ 22,654	$ 20,472
Tier 1, Ratio	0.0800	0.0800	0.0800
Total Capital, Amount	$ 28,206	$ 28,318	$ 25,590
Total Capital, Ratio	0.1000	0.1000	0.1000
Conservation Buffer Rule Starting January 1, 2016 [Member]
Regulatory Matters [Abstract]
Capital conservation buffer percentage				0.625%
Conservation Buffer Rule Subsequent to 2016 [Member]
Regulatory Matters [Abstract]
Capital conservation buffer annual increase percentage				0.625%
Conservation Buffer Rule [Member]
Regulatory Matters [Abstract]
Capital conservation buffer percentage			2.50%